Employee benefits - Employee benefit liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Employee benefits
Salary and benefits payable	$ 112.7	$ 80.7
Share-based payment plans	13.7	5.3
Pension and other post-retirement benefits	215.1	241.5
Employee benefits	341.5	327.5
Current portion	(123.9)	(89.4)	$ (76.9)
Non current portion	$ 217.6	$ 238.1	$ 231.3